Consolidated statements of Changes in Stockholders' Equity - MXN ($) $ in Thousands	Total	Capital Stock	Cumulative Losses	Reserve for Share - Based Payments
Equity at Dec. 31, 2021	$ (4,451,940)	$ 471,282	$ (5,086,568)	$ 163,346
Net loss for the year	(565,110)	0	(565,110)	0
Share - based payments	303,789	0	0	303,789
Equity at Dec. 31, 2022	(4,713,261)	471,282	(5,651,678)	467,135
Net loss for the year	(306,153)	0	(306,153)	0
Share - based payments	384,566	0	0	384,566
Equity at Dec. 31, 2023	(4,634,848)	471,282	(5,957,831)	851,701
Net loss for the year	334,422	0	334,422	0
Share - based payments	523,143	0	0	523,143
Initial public offering, net of underwriting discount and incremental and direct costs	7,812,065	7,812,065	0	0
Equity at Dec. 31, 2024	$ 4,034,782	$ 8,283,347	$ (5,623,409)	$ 1,374,844